17. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
17.	INTANGIBLE ASSETS

	Intangibles in progress	Data processing systems	Regulatory licenses	Other	Total
Cost of intangible assets (gross amount)
Balance at January 1, 2019	27,195	8,981,694	18,602,742	1,904,547	29,516,178
Additions	369,695	8,402		44,248	422,345
Transfers	(384,526)	410,487		(25,961)
Balance at December 31, 2019	12,364	9,400,583	18,602,742	1,922,834	29,938,523
Additions	258,073	1,324		28,016	287,413
Write-offs		(60,216)			(60,216)
Transfers	(261,326)	98,060	(117,764)	281,030
Transfer to held-for-sale assets (i)		(1,971,390)	(3,812,085)	(1,211,048)	(6,994,523)
Balance at December 31, 2020	9,111	7,468,361	14,672,893	1,020,832	23,171,197
Accumulated amortization
Balance at January 1, 2019		(8,116,461)	(12,751,835)	(1,699,436)	(22,567,732)
Amortization expenses		(381,874)	(772,179)	(107,851)	(1,261,904)
Transfers		8		(8)
Impairment loss expenses (see Note 5 (iii))			(2,111,022)		(2,111,022)
Balance at December 31,2019		(8,498,327)	(15,635,036)	(1,807,295)	(25,940,658)
Amortization expenses		(322,566)	(518,590)	(67,470)	(908,626)
Reversal of impairment loss expenses			1,129,708		1,129,708
Write-offs		12,191			12,191
Transfers			1,974	(1,974)
Transfer to held-for-sale assets (i)		1,857,364	3,328,365	1,048,280	6,234,009
Balance at December 31, 2020		(6,951,338)	(11,693,579)	(828,459)	(19,473,376)
Intangible assets, net
Balance at December 31, 2019	12,364	902,256	2,967,706	115,539	3,997,865
Balance at December 31, 2020	9,111	517,023	2,979,314	192,373	3,697,821
Annual amortization rate (average)		20%	20%	23%

(i)	Represented basically by assets of the UPIs transferred to held-for-sale assets (Note 31).